Submission	Sep. 11, 2024
Submission [Line Items]
Central Index Key	0001396440
Registrant Name	Main Street Capital Corp
Registration File Number	333-263258
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES